Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM INVESTMENTS, NET [Abstract]
Long-term Investments, Net

	As of December 31, (in thousands)
	2013	2014
Equity investments	$—	3,173
Investments in debt securities	—	1,965

Total	$—	$5,138